Interests in entities - Interests in group companies (Detail)		12 Months Ended
	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Philips (China) Investment Company Ltd [Member]
Interests in entities [Line Items]
Name of subsidiary			Philips (China) Investment Company, Ltd.
Principal place of business of subsidiary		China
Philips GmbH [Member]
Interests in entities [Line Items]
Name of subsidiary			Philips GmbH
Principal place of business of subsidiary		Germany
Philips Medizin Systeme Boblingen GmbH [Member]
Interests in entities [Line Items]
Name of subsidiary			Philips Medizin Systeme Böblingen GmbH
Principal place of business of subsidiary		Germany
Philips Medical Systems Technologies Ltd. [Member]
Interests in entities [Line Items]
Name of subsidiary	Philips Medical Systems Technologies Ltd.
Principal place of business of subsidiary		Israel
Philips India Limited [Member]
Interests in entities [Line Items]
Name of subsidiary	Philips India Limited
Principal place of business of subsidiary	India
Philips Japan, Ltd. [member]
Interests in entities [Line Items]
Name of subsidiary			Philips Japan, Ltd.
Principal place of business of subsidiary			Japan
Philips Consumer Lifestyle BV [Member]
Interests in entities [Line Items]
Name of subsidiary			Philips Consumer Lifestyle B.V.
Principal place of business of subsidiary			Netherlands
Philips Medical Systems Nederland B.V. [Member]
Interests in entities [Line Items]
Name of subsidiary	Philips Medical Systems Nederland B.V.
Principal place of business of subsidiary	Netherlands
ATL International LLC [Member]
Interests in entities [Line Items]
Name of subsidiary			ATL International LLC
Principal place of business of subsidiary			United States
AllParts Medical LLC [Member]
Interests in entities [Line Items]
Name of subsidiary	AllParts Medical LLC
Principal place of business of subsidiary	United States
Discus Holdings LLC [Member]
Interests in entities [Line Items]
Name of subsidiary	Discus Holdings LLC
Principal place of business of subsidiary	United States
Philips Healthcare Informatics Inc. [Member]
Interests in entities [Line Items]
Name of subsidiary	Philips Healthcare Informatics Inc.
Principal place of business of subsidiary	United States
Philips North America LLC [Member]
Interests in entities [Line Items]
Name of subsidiary	Philips North America LLC
Principal place of business of subsidiary	United States
Philips Oral Healthcare LLC [Member]
Interests in entities [Line Items]
Name of subsidiary			Philips Oral Healthcare LLC
Principal place of business of subsidiary			United States
Philips USA Export Corporation [Member]
Interests in entities [Line Items]
Name of subsidiary			Philips USA Export Corporation
Principal place of business of subsidiary			United States
Spectranetics LLC [Member]
Interests in entities [Line Items]
Name of subsidiary	Spectranetics LLC
Principal place of business of subsidiary	United States